Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities
Net loss	$ (18,793)	$ (18,928)	$ (15,923)
Adjustments to reconcile net loss to cash used in operating activities
Depreciation and amortization	4,080	2,161	2,621
Non-cash interest expense	1,526	6,588	979
Change in fair value of conversion option liability	(181)
Share-based compensation	2,676	1,468	2,125
Warrants issued for referral fees			67
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(694)	142	(231)
Prepaid expenses and other assets	(221)	(19)	(24)
Deferred revenue, including long-term portion	6,128	2,882	1,250
Accounts payable	181	145	(323)
Accrued expenses	1,895	3,652	(383)
Net cash used in operating activities	(3,403)	(1,909)	(9,842)
Cash flows from investing activities
Increase in restricted cash	(100)	(100)
Purchases of property and equipment	(393)	(326)	(184)
Acquisitions of businesses, net of cash acquired	(12,349)
Net cash used in investing activities	(12,842)	(426)	(184)
Cash flows from financing activities
Principal payments on loan payable	(500)	(197)	(225)
Proceeds from convertible debentures	13,004	4,836	7,270
Proceeds from issuance of warrants	1,660	629	1,149
Proceeds from exercise of warrants	321
Other financing activity	(7)	(68)
Net cash provided by financing activities	14,478	5,200	8,194
Net increase (decrease) in cash and cash equivalents	(1,767)	2,865	(1,832)
Cash and cash equivalents
Cash and cash equivalents, beginning of period	5,941	3,076	4,908
Cash and cash equivalents, end of period	4,174	5,941	3,076
Supplemental cash flow data:
Cash paid for interest	625	524	672
Non-cash investing and financing activities:
Issuance of common stock upon conversion of debentures		17,730
Warrants issued for mortgage renewal		109
Redeemable Preferred Stock, Series A-1 [Member]
Non-cash investing and financing activities:
Accretion of redeemable securities	$ 3,373	$ 11,486	$ (19,802)